Loans And Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Summary of Reconciliation of Movements of Liabilities To Cash Flows Arising From Financing Activities

in thousands of euro	September 30, 2021	December 31, 2020
Non-current lease liabilities
Lease liability	143,047	87,907

Total non-current loans and borrowings	143,047	87,907

Current lease liabilities
Current portion of lease liabilities	5,958	4,255

Total current loans and borrowings	5,958	4,255

in thousands of euro	Currency	Weighted average of incremental borrowing rate	Carrying amount
January 1, 2021			92,162

New leases
Offices and workshops in the UK	GBP	5.47%	47,627
Office in Russia	RUR	9.70%	1,146
Office in Mauritius	MUR	7.10%	165
Office in the US	USD	5.50%	61
Office and Workshop in Spain	EUR	5.10%	11,418
Modification of leases
Office in Germany	EUR	17.00%	26
Offices in Russia	RUR	9.20%	134
Office in the US	USD	6.88%	(191)
Repayments
Repayments	Multicurrency		(8,791)
Interest on leases			5,808
Cancellation of lease			(4,535)
Foreign exchange impact	Multicurrency		3,975

September 30, 2021			149,005

Reconciliation of movements of liabilities to cashflows arising from financing activities:

In thousands of euro	Liabilities Lease liabilities	Total
January 1, 2020	22,988	22,988

Changes from financing cash flows
Payment of lease liabilities	(2,371)	(2,371)
Payment of interest	(4,324)	(4,324)

Total c hanges from financing cash flows	(6,695)	(6,695)

The effects of changes in foreign exchange rates	(3,438)	(3,438)

Other changes
Interest on leases	4,733	4,733
New and modification of leases	74,574	74,574

Total of other changes	79,307	79,307

December 31, 2020	92,162	92,162

January 1, 2019	6,195	6,195

Changes from financing cash flows
Payment of lease liabilities	(713)	(713)
Payment of interest	(2,574)	(2,574)

Total c hanges from financing cash flows	(3,287)	(3,287)

The effects of changes in foreign exchange rates	556	556

Other changes
New and modification of leases	19,524	19,524

Total of other changes	19,524	19,524

December 31, 2019	22,988	22,988

In thousands of euro	2020	2019
Non-current lease liabilities
Lease liability	87,907	19,943

Total non-current lease liabilities	87,907	19,943

Current lease liabilities
Current portion of lease liabilities	4,255	3,045

Total current loans and borrowings	4,255	3,045

Summary of Maturity Analysis of Operating Lease Payments

In thousands of euro	Carrying amount	Total	Within one year	Between 1 and 5 years	More than 5 years
September 30, 2021
Leases	149,005	207,977	17,089	73,092	117,797
December 31, 2020
Leases	92,162	135,595	9,891	42,905	82,799

In thousands of euro	Carrying amount	Total	Within one year	Between 1 and 5 years	More than 5 years
December 31, 2020
Leases	92,162	135,595	9,891	42,905	82,799
December 31, 2019
Leases	22,988	68,773	6,610	34,593	27,570

Summary of Lease Liabilities
The lease liabilities of the Group are discounted at an average rate of 10.36%.

In thousands of euro	2020	2019
Amounts recognised in consolidated statement of profit or loss and other comprehensive (loss)/income
Interest on lease liability	4,733	2,574
Expenses relating to short-term leases and low value leases	311	336

	5,044	2,910

Amount recognised in the statement of cash flows
Total cash outflow for leases	6,695	3,287